Statement of Changes in Net Assets Available for Benefits - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Additions to net assets attributed to:
Interest on notes receivable from participants	$ 181,719
Participant contributions	24,623,155
Rollover contributions	5,219,868
Plan’s interest in the Diageo North America, Inc. Master Trust investment gain	75,830,570
Total additions	105,855,312
Deductions from net assets attributed to:
Benefits paid to participants	40,433,194
Administrative fees	282,191
Total deductions	40,715,385
Net increase	65,139,927
Transfer from other plans	2,176,443
Net assets available for benefits:
Beginning of year	440,320,816
End of year	$ 507,637,186